SHAREHOLDER LETTER

Dear Shareholder:

This annual report of Franklin Templeton Global Trust covers the fiscal year ended October 31, 1999. The Trust consists of Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund.

The 12 months under review, a period of severe volatility for global financial markets, proved to be a challenging time for currency investors. In October and November 1998, evidence of an economic slowdown in Europe led to speculation about possible interest rate cuts there, and concerns about effects of global economic turmoil on the U.S. economy prompted the U.S. Federal Reserve Board to cut domestic interest rates three different times. Then, in December, the central banks of Sweden, the United Kingdom, European Economic Union nations and Japan all cut their interest rates, further benefiting global fixed income and currency markets.


                                    CONTENTS

Shareholder Letter ....................................................    1

Fund Reports

 Franklin Templeton

 Global Currency Fund .................................................    5

 Franklin Templeton

 Hard Currency Fund ...................................................   11

Financial Highlights &

Statement of Investments ..............................................   18

Financial Statements ..................................................   23

Notes to

Financial Statements ..................................................   27

Independent

Auditors' Report ......................................................   33



                               [FUND CATEGORY PYRAMID]


Although relatively weak economic growth and benign inflation in several industrial nations caused many investors to be optimistic about global currency markets in January 1999, their outlook changed when stronger-than-expected data about the U.S. economy was released in February. But optimism returned in March, when the U.S. and United Kingdom currency markets benefited from flight-to-quality inflows, resulting from fears about a possible war in Yugoslavia.

During the second half of the fiscal year, a strong U.S. economy and the specter of inflation led the Federal Reserve Board to raise short-term interest rates in June and August 1999. At the same time, improving business conditions in Europe put an end to talk about further interest rate cuts by the Bank of England and the European Central Bank.

Within this environment, the U.S. dollar rallied against other major currencies for the first nine months of the period, but weakened in the final three months. However, commodity-based currencies, such as the Australian, New Zealand and Canadian dollars performed well following their poor showing in mid-1998.

During the 12 months under review, Franklin Templeton Global Currency Fund - Class A and Franklin Templeton Hard Currency Fund - Class A posted one-year cumulative total returns of only +0.18% and -6.23%, respectively, as shown in the Performance Summaries on pages 8 and 14, respectively. Since the U.S. dollar was relatively strong during most of this period, these returns were not surprising. Through the years, Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund have generally provided strong total returns during times of U.S. dollar weakness, and given back some of those gains during periods of dollar strength. Other assets within a typical balanced investment portfolio tend to benefit from a strong dollar. A non-diversified foreign fund, such as those of the Franklin Templeton Global Trust, may not be appropriate for all investors and should not be considered a complete investment program. However, since no one can predict the future performance of the dollar, we believe it is prudent to seek protection against future dollar declines and the diversification afforded by foreign money markets can be an intelligent strategy for many investors.

Thank you for investing with us. We look forward to serving your investment needs in the years to come.

Sincerely,

/s/ Thomas J. Dickson

Thomas J. Dickson


/s/ Umran Demirors

Umran Demirors

Portfolio Managers
Franklin Templeton Global Trust


FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Global Currency Fund seeks to maximize the investor's total return through a combination of interest income and changes in the fund's net asset value due to changes in currency exchange rates. The fund seeks to achieve its goal by investing in interest-earning money market instruments denominated in three or more Major Currencies, as defined in the fund's prospectus.
--------------------------------------------------------------------------------

Since Franklin Templeton Global Currency Fund holds primarily short-term securities whose prices have been relatively stable in local currency terms, most of its total return is derived from interest paid by portfolio securities and changes in the U.S. dollar's value relative to the currencies of countries where the fund invests. Because two-thirds of the fund's target portfolio is invested in foreign currencies, the fund tends to perform better during periods of U.S. dollar weakness.

During the reporting period, the U.S. dollar strengthened against the euro and the yen, while falling in value versus the currencies of several European countries, as well as the Australian and New Zealand dollars. Within this environment, Franklin Templeton Global Currency Fund - Class A posted a +0.18% one-year cumulative total return, as shown in the Performance Summary on page 8. The fund's bench-mark, the J.P. Morgan 3 Month Global Cash Index, returned -1.77% during the same period.*



You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 19 of this report.



ASSET ALLOCATION BY CURRENCY
Franklin Templeton Global Currency Fund
Based on Total Net Assets
10/31/99

European Monetary Unit                       36.0%
U.S. Dollar                                  23.1%
Japanese Yen                                 10.1%
New Zealand Dollar                            8.3%
Australian Dollar                             8.0%
Swedish Krona                                 5.4%
German Mark                                   3.8%
British Pound                                 3.1%
Danish Krone                                  2.2%

During the year under review, we increased the fund's exposure to Europe and subsequently reduced our exposure to the U.S. dollar. On October 31, 1999, the fund held 50.5% of total net assets in European currencies, down from 43.8% exposure to Europe at the beginning of the period; our U.S. position fell from 29.6% to 23.1%; and we had a 10.1% stake in the Japanese yen. Elsewhere, our exposure to the Australian dollar fell from 10.4% to 8.0%, while holdings in New Zealand dollars increased from 5.5% to 8.3%.

Looking forward, we are optimistic about prospects for global currency markets and Franklin Templeton Global Currency Fund. As always, we will monitor economic conditions, and we intend to look for opportunities to add currencies to the fund's portfolio that offer long-term value given our assessment of the markets.

There are special considerations associated with global investing related to market, currency, economic, social, and political factors, as discussed in the fund's prospectus. Because a significant amount of the fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign fund may not be appropriate for all investors and should not be considered a complete investment program.


Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.



--------------------------------------------------------------------------------
Please note that although the fund's Statement of Investments on page 19 of this report indicates the fund held 68.7% of its portfolio investments in U.S. dollar-denominated assets as of October 31, 1999, its NET EXPOSURE to the U.S. dollar as of that date was only 23.1%. The difference is explained by the fund's holdings of forward currency exchange contracts (please see Note 6 in the Notes to Financial Statements on page 31 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 1999, the end of the reporting period. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------



FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND


--------------------------------------------------------------------------------
CLASS A (formerly Class I):

Subject to the current, maximum 2.25% initial sales charge. Prior to August 3, 1998, fund shares were offered at a higher initial sales charge; thus, actual total returns would have been lower. Past expense waivers by the fund's Investment Manager increased the fund's total return. If the fund's Manager had not taken this action, total return for the fund would have been lower.
--------------------------------------------------------------------------------

During the fiscal year ended October 31, 1999, the fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency-denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the fund's investment income available for distribution to shareholders, which causes all or a portion of the total distributions to be characterized as a return of capital at the fund's year-end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your fund shares, and affect the computation of a gain or loss when you sell your shares.


PERFORMANCE SUMMARY AS OF 10/31/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE        10/31/99  10/31/98
-------                        ------        --------  --------

Net Asset Value                -$0.34         $11.72    $12.06


                               DISTRIBUTIONS (11/1/98 - 10/31/99)
                               ----------------------------------

Dividend Income                $0.3590



             Past performance is not predictive of future results.



PERFORMANCE

                                                                                     INCEPTION
CLASS A                                1-YEAR            5-YEAR         10-YEAR       (6/27/86)
-----------------------------------------------------------------------------------------------

Cumulative Total Return(1)              +0.18%           +9.95%         +69.87%        +121.25%
Average Annual Total Return(2)          -2.09%           +1.45%          +5.20%          +5.95%
Value of $10,000 Investment(3)          $9,791          $10,744         $16,605         $21,627

Distribution Rate(4)                             3.17%
30-Day Standardized Yield(5)                     3.67%



                              10/31/95     10/31/96     10/31/97     10/31/98     10/31/99
------------------------------------------------------------------------------------------
One-Year Total Return(6)       +6.05%       +1.27%       -1.46%       +3.71%       +0.18%


(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge.

(3.) These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge.

(4.) Distribution rate is based on an annualization of the current monthly dividend and the maximum offering price per share on October 31, 1999.

(5.) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended October 31, 1999.

(6.) One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.



--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------




Past performance is not predictive of future results.



FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND


AVERAGE ANNUAL TOTAL RETURN
10/31/99

CLASS A
--------------------------------------------------------------------------------

1-Year                                                                    -2.09%
5-Year                                                                    +1.45%
10-Year                                                                   +5.20%
Since Inception (6/27/86)                                                 +5.95%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged J.P. Morgan 3 Month Global Cash Index, used below as a benchmark comparison to the fund, differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. The unmanaged index is designed to measure the performance of euro-currency deposits in 11 global markets. One cannot invest directly in an index, nor is an index representative of the fund's portfolio. Total return represents the change in value of a $10,000 investment over the periods shown. It includes the fund's current, applicable, maximum sales charges, expenses, account fees, and reinvested distributions.


The following line graph compares the performance of Franklin Templeton Global Currency Fund - Class A to that of the Salomon Brothers World Money Market Index/J.P. Morgan 3 Month Global Cash Index and the J.P. Morgan 3 Month Global Cash Index, based on a $10,000 investment from 11/1/89 to 10/31/99.

                     FRANKLIN           SALOMON              JP MORGAN 3
                    TEMPLETON        BROTHERS WORLD         MONTH GLOBAL
                     GLOBAL           MONEY MARKET           CASH INDEX
                    CURRENCY            INDEX/JP
                      FUND              MORGAN 3
                                      MONTH GLOBAL
                                       CASH INDEX
               ----------------------------------------------------------

       11/1/89       $9,772              $10,000               $10,000
    11/30/1989       $9,966              $10,212               $10,257
    12/31/1989      $10,232              $10,561               $10,672
    01/31/1990      $10,321              $10,751               $10,825
    02/28/1990      $10,310              $10,741               $10,847
    03/31/1990      $10,357              $10,772               $10,950
    04/30/1990      $10,467              $10,942               $11,126
    05/31/1990      $10,594              $11,087               $11,264
    06/30/1990      $10,730              $11,348               $11,580
    07/31/1990      $11,038              $11,887               $12,134
    08/31/1990      $11,195              $12,105               $12,322
    09/30/1990      $11,377              $12,292               $12,502
    10/31/1990      $11,746              $12,721               $12,928
    11/30/1990      $11,759              $12,834               $13,037
    12/31/1990      $11,711              $12,936               $13,140
    01/31/1991      $11,890              $13,180               $13,440
    02/28/1991      $11,912              $12,993               $13,308
    03/31/1991      $11,665              $12,178               $12,448
    04/30/1991      $11,745              $12,312               $12,546
    05/31/1991      $11,714              $12,246               $12,499
    06/30/1991      $11,615              $12,048               $12,248
    07/31/1991      $11,854              $12,370               $12,652
    08/31/1991      $11,749              $12,464               $12,773
    09/30/1991      $11,905              $12,999               $13,342
    10/31/1991      $11,918              $13,068               $13,399
    11/30/1991      $12,097              $13,358               $13,721
    12/31/1991      $12,601              $14,027               $14,442
    01/31/1992      $12,254              $13,635               $14,008
    02/29/1992      $12,122              $13,466               $13,914
    03/31/1992      $12,121              $13,459               $13,946
    04/30/1992      $12,249              $13,562               $14,056
    05/31/1992      $12,588              $13,961               $14,462
    06/30/1992      $13,068              $14,545               $15,069
    07/31/1992      $13,271              $14,914               $15,446
    08/31/1992      $13,528              $15,518               $16,042
    09/30/1992      $13,581              $15,309               $15,526
    10/31/1992      $13,186              $14,502               $14,784
    11/30/1992      $13,086              $14,211               $14,235
    12/31/1992      $13,059              $14,158               $14,184
    01/31/1993      $13,105              $14,229               $14,256
    02/28/1993      $13,358              $14,193               $14,105
    03/31/1993      $13,634              $14,592               $14,506
    04/30/1993      $13,875              $14,955               $14,906
    05/31/1993      $14,062              $15,106               $14,934
    06/30/1993      $13,840              $14,560               $14,380
    07/31/1993      $13,921              $14,500               $14,065
    08/31/1993      $14,016              $14,752               $14,320
    09/30/1993      $14,020              $15,003               $14,533
    10/31/1993      $13,872              $14,815               $14,422
    11/30/1993      $13,847              $14,716               $14,269
    12/31/1993      $13,847              $14,734               $14,343
    01/31/1994      $14,188              $14,856               $14,581
    02/28/1994      $14,294              $15,107               $14,785
    03/31/1994      $14,238              $15,290               $15,042
    04/30/1994      $14,349              $15,455               $15,265
    05/31/1994      $14,532              $15,505               $15,366
    06/30/1994      $14,696              $16,008               $15,765
    07/31/1994      $14,578              $16,039               $15,835
    08/31/1994      $14,648              $16,177               $15,979
    09/30/1994      $14,729              $16,546               $16,317
    10/31/1994      $14,943              $16,929               $16,737
    11/30/1994      $14,830              $16,466               $16,330
    12/31/1994      $14,965              $16,582               $16,466
    01/31/1995      $15,028              $16,861               $16,685
    02/28/1995      $15,263              $17,252               $16,975
    03/31/1995      $16,017              $18,329               $17,713
    04/30/1995      $16,113              $18,382               $17,850
    05/31/1995      $16,077              $18,226               $17,814
    06/30/1995      $16,236              $18,477               $18,060
    07/31/1995      $16,109              $18,547               $18,342
    08/31/1995      $15,638              $17,846               $17,746
    09/30/1995      $15,703              $18,260               $18,170
    10/31/1995      $15,847              $18,322               $18,370
    11/30/1995      $15,663              $18,088               $18,226
    12/31/1995      $15,716              $18,272               $18,407
    01/31/1996      $15,488              $17,792               $18,016
    02/29/1996      $15,706              $18,027               $18,355
    03/31/1996      $15,803              $18,056               $18,423
    04/30/1996      $15,738              $17,788               $18,222
    05/31/1996      $15,831              $17,833               $18,333
    06/30/1996      $15,812              $17,895               $18,442
    07/31/1996      $15,953              $18,321               $18,799
    08/31/1996      $16,084              $18,316               $18,882
    09/30/1996      $15,954              $18,030               $18,674
    10/31/1996      $16,048              $18,217               $18,889
    11/30/1996      $16,167              $18,128               $18,857
    12/31/1996      $16,150              $18,068               $18,821
    01/31/1997      $15,525              $17,384               $18,021
    02/28/1997      $15,543              $17,173               $17,737
    03/31/1997      $15,675              $17,287               $17,877
    04/30/1997      $15,511              $16,944               $17,491
    05/31/1997      $15,808              $17,407               $17,814
    06/30/1997      $15,875              $17,335               $17,727
    07/31/1997      $15,644              $16,857               $17,172
    08/31/1997      $15,658              $17,012               $17,376
    09/30/1997      $15,723              $17,228               $17,649
    10/31/1997      $15,813              $17,593               $17,969
    11/30/1997      $15,511              $17,300               $17,618
    12/31/1997      $15,417              $17,078               $17,333
    01/31/1998      $15,431              $17,049               $17,272
    02/28/1998      $15,573              $17,180               $17,447
    03/31/1998      $15,519              $16,964               $17,258
    04/30/1998      $15,690              $17,251               $17,621
    05/31/1998      $15,676              $17,185               $17,555
    06/30/1998      $15,635              $17,132               $17,480
    07/31/1998      $15,674              $17,142               $17,548
    08/31/1998      $15,726              $17,337               $17,588
    09/30/1998      $16,225              $18,017               $18,376
    10/31/1998      $16,400              $18,502               $18,803
    11/30/1998      $16,178              $18,228               $18,545
    12/31/1998      $16,529              $18,634               $18,853
    01/31/1999      $16,460              $18,422               $18,638
    02/28/1999      $16,187              $17,987               $18,198
    03/31/1999      $16,248              $17,915               $18,125
    04/30/1999      $16,372              $17,853               $18,062
    05/31/1999      $16,206              $17,663               $17,870
    06/30/1999      $16,185              $17,626               $17,833
    07/31/1999      $16,394              $18,150               $18,363
    08/31/1999      $16,283              $18,093               $18,306
    09/30/1999      $16,514              $18,347               $18,562
    10/31/1999      $16,605              $18,255               $18,469



*Since the Salomon Brothers World Money Market Index ceased to exist on December 31, 1998, we created the Salomon Brothers World Money Market Index/J.P. Morgan 3 Month Global Cash Index. This combined index utilizes the Salomon Brothers World Money Market Index from November 1, 1989, to December 31, 1998, along with the J.P. Morgan 3 Month Global Cash Index from January 1, 1999, through October 31, 1999. In the future, we will no longer use the Salomon Brothers World Money Market Index, but intend to use the J.P. Morgan 3 Month Global Cash Index for comparison to the fund's performance. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


Past performance is not predictive of future results.




FRANKLIN TEMPLETON
HARD CURRENCY FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar Your Fund's Goal: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The fund seeks to achieve its goal by investing in high-quality money market instruments (and forward contracts) denominated in foreign Major Currencies (as defined in the fund's prospectus) which historically have experienced low rates of inflation and which, in the view of the Investment Manager, follow economic policies conducive to continual low rates of inflation and currency appreciation versus the U.S. dollar over the long term.
--------------------------------------------------------------------------------


Since Franklin Templeton Hard Currency Fund holds primarily short-term securities whose prices have been relatively stable in local currency terms, most of its total return is derived from interest paid by portfolio securities, and changes in the U.S. dollar's value relative to the currencies of countries where the fund invests. Because the fund's target portfolio is one-third each in the currencies of Japan, Germany, and Switzerland, the fund tends to perform better during periods of U.S. dollar weakness.

During the reporting period, the U.S. dollar strengthened against the euro and the Japanese yen, while falling in value versus the Swiss franc and New Zealand dollar. Within this environment, Franklin Templeton Hard Currency Fund - Class A posted a -6.23% one-year cumulative total return, as shown in the Performance Summary on page 14. The fund's benchmark, the J.P. Morgan 3 Month Global Cash Index, returned -1.77% during the same period.*

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 22 of this report.


                                  [Pie Graph]

                         ASSET ALLOCATION BY CURRENCY*
                     Franklin Templeton Hard Currency Fund
                           Based on Total Net Assets
                                    10/31/99

                     European Monetary Unit         35.1%
                     Swiss Franc                    29.5%
                     Japanese Yen                   29.2%
                     New Zealand Dollar             12.4%

* The U.S. dollar represented -6.2% of the fund's total net assets.

At the beginning of the fiscal year, the fund's currency exposure consisted of 27.8% in Germany, 26.2% in Japan, 21.9% in Switzerland, 4.3% in New Zealand, and 19.8% in the U.S. During the year, we shifted the composition of the portfolio in an attempt to take advantage of some of the trends and opportunities we were seeing at the time. By the end of the period, the fund's exposure had changed to 35.1% in the European Monetary Unit, 29.5% in Switzerland, 29.2% in Japan, 12.4% in New Zealand, and -6.2% in the U.S. The fund's U.S. exposure is due simply to the timing of cash in and out of the fund. As always, we strive to keep the fund as fully invested as possible in foreign securities at all times.

Looking forward, we are optimistic about prospects for foreign currency markets and Franklin Templeton Hard Currency Fund. In our opinion, signs of a slowing U.S. economy, deteriorating trade balances and the repatriation of foreign capital brought back into focus many of the factors that have historically undermined the U.S. dollar. Although the past year was largely a difficult investment environment for the fund, we believe these factors will continue to come to the forefront, and the long-term downtrend of the U.S. dollar may continue.

There are special risk considerations associated with global investing related to market, currency, economic, social, political, and other factors, as discussed in the fund's prospectus. Because the fund's assets are largely denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign fund may not be appropriate for all investors and should not be considered a complete investment program.

*Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

--------------------------------------------------------------------------------
Please note that although the fund's Statement of Investments on page 22 of this report indicates the fund held 88.7% of its portfolio investments in U.S. dollar-denominated assets as of October 31, 1999, its NET EXPOSURE to the U.S. dollar on that date was only -6.2%. The difference is explained by the fund's holdings of forward currency exchange contracts (please see Note 6 in the Notes to Financial Statements on page 31 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market for a particular foreign currency is small or relatively illiquid.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 1999, the end of the reporting period. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------



FRANKLIN TEMPLETON
HARD CURRENCY FUND


CLASS A (formerly Class I):

SUBJECT TO THE CURRENT, MAXIMUM 2.25% INITIAL SALES CHARGE. PRIOR TO AUGUST 3, 1998, FUND SHARES WERE OFFERED AT A HIGHER INITIAL SALES CHARGE; THUS, ACTUAL TOTAL RETURNS WOULD HAVE BEEN LOWER.

ADVISOR CLASS:

NO INITIAL SALES CHARGE OR RULE 12b-1 FEES AND ARE AVAILABLE TO A LIMITED CLASS OF INVESTORS.

Past expense reductions by the fund's Investment Manager increased the fund's total return. If the fund's Manager had not taken this action, total return would have been lower.


During the fiscal year ended October 31, 1999, the fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the fund's investment income available for distribution to shareholders, which causes all or a portion of the total distributions to be characterized as a return of capital at the fund's year end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your fund shares, and affect the computation of a gain or loss when you sell your shares.


PERFORMANCE SUMMARY AS OF 10/31/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE           10/31/99         10/31/98
--------------------------------------------------------------------------------

Net Asset Value                -$0.87            $9.52           $10.39

                               DISTRIBUTIONS     (11/1/98 - 10/31/99)
                               -------------------------------------------------

Dividend Income                $0.2240

ADVISOR CLASS                  CHANGE            10/31/99        10/31/98
--------------------------------------------------------------------------------

Net Asset Value                -$0.88            $9.53           $10.41


                               DISTRIBUTIONS (11/1/98 - 10/31/99)
                               -------------------------------------------------

Dividend Income                $0.2388






        Past performance is not predictive of future results.

PERFORMANCE

                                                                       INCEPTION
CLASS A                                     1-YEAR       5-YEAR       (11/17/89)
--------------------------------------------------------------------------------

Cumulative Total Return(1)                 -6.23%        -10.01%         +57.09%
Average Annual Total Return(2)             -8.35%         -2.53%          +4.40%
Value of $10,000 Investment(3)             $9,165         $8,797         $15,356

Distribution Rate(4)              2.46%
30-Day Standardized Yield(5)      3.81%

                            10/31/95   10/31/96   10/31/97   10/31/98   10/31/99
--------------------------------------------------------------------------------

One-Year Total Return(6)      +6.68%    -5.99%     -8.28%     +4.33%     -6.23%



                                                                       INCEPTION
ADVISOR CLASS(7)                              1-YEAR       5-YEAR     (11/17/89)
--------------------------------------------------------------------------------

Cumulative Total Return(1)                    -6.17%        -9.31%       +58.16%
Average Annual Total Return(2)                -6.17%        -1.94%        +4.71%
Value of $10,000 Investment(3)                $9,383        $9,069       $15,816

Distribution Rate(4)              2.56%
30-Day Standardized Yield(5)      4.07%



                             10/31/95  10/31/96   10/31/97   10/31/98   10/31/99
--------------------------------------------------------------------------------

One-Year Total Return(6)      +6.68%    -5.99%     -8.12%     +4.89%     -6.17%



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value price for Advisor Class) per share on October 31, 1999.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended October 31, 1999.

6. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

7. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -7.33% and -2.66%, respectively.


--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance is not predictive of future results.


FRANKLIN TEMPLETON
HARD CURRENCY FUND


AVERAGE ANNUAL TOTAL RETURN
10/31/99

Class A
--------------------------------------------------------------------------------

1-Year                                                                -8.35%

5-Year                                                                -2.53%

Since Inception (11/17/89)                                            +4.40%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged J.P. Morgan 3 Month Global Cash Index, used below as a benchmark comparison to the fund, differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. The unmanaged index is designed to measure the performance of euro-currency deposits in 11 global markets. One cannot invest directly in an index, nor is an index representative of the fund's portfolio. Total return represents the change in value of a $10,000 investment over the periods shown. It includes the fund's current, applicable, maximum sales charges, expenses, account fees, and reinvested distributions.


The following line graph compares the performance of Franklin Templeton Hard Currency Fund - Class A with that of the Salomon Brothers World Money Market Index/J.P. Morgan 3 Month Global Cash Index and the J.P. Morgan 3 Month Global Cash Index, based on a $10,000 investment from 11/17/89 to 10/31/99.

                 FRANKLIN       SALOMON      JP MORGAN
                 TEMPLETON      BROTHERS      3 MONTH
                   HARD       WORLD MONEY     GLOBAL
                 CURRENCY        MARKET      CASH INDEX
                  FUND-         INDEX/JP
                 CLASS A        MORGAN 3
                              MONTH GLOBAL
                               CASH INDEX
               -----------------------------------------

      11/17/89    $9,773        $10,000        $10,000
    11/30/1989    $10,000       $10,092        $10,111
    12/31/1989    $10,516       $10,437        $10,520
    01/31/1990    $10,647       $10,625        $10,671
    02/28/1990    $10,554       $10,614        $10,692
    03/31/1990    $10,495       $10,645        $10,794
    04/30/1990    $10,641       $10,813        $10,968
    05/31/1990    $10,763       $10,957        $11,104
    06/30/1990    $10,974       $11,215        $11,416
    07/31/1990    $11,555       $11,747        $11,961
    08/31/1990    $11,730       $11,962        $12,147
    09/30/1990    $11,975       $12,148        $12,324
    10/31/1990    $12,552       $12,572        $12,744
    11/30/1990    $12,630       $12,683        $12,851
    12/31/1990    $12,639       $12,784        $12,953
    01/31/1991    $12,957       $13,025        $13,248
    02/28/1991    $12,733       $12,840        $13,118
    03/31/1991    $11,650       $12,035        $12,271
    04/30/1991    $11,816       $12,168        $12,368
    05/31/1991    $11,629       $12,102        $12,321
    06/30/1991    $11,342       $11,906        $12,073
    07/31/1991    $11,744       $12,225        $12,472
    08/31/1991    $11,844       $12,318        $12,591
    09/30/1991    $12,435       $12,846        $13,152
    10/31/1991    $12,474       $12,914        $13,208
    11/30/1991    $12,857       $13,201        $13,525
    12/31/1991    $13,685       $13,862        $14,237
    01/31/1992    $13,014       $13,474        $13,808
    02/29/1992    $12,762       $13,307        $13,716
    03/31/1992    $12,726       $13,301        $13,747
    04/30/1992    $12,808       $13,403        $13,856
    05/31/1992    $13,371       $13,797        $14,256
    06/30/1992    $14,046       $14,374        $14,855
    07/31/1992    $14,365       $14,739        $15,226
    08/31/1992    $15,021       $15,336        $15,814
    09/30/1992    $15,288       $15,129        $15,305
    10/31/1992    $14,409       $14,331        $14,573
    11/30/1992    $14,123       $14,043        $14,033
    12/31/1992    $13,992       $13,991        $13,982
    01/31/1993    $14,118       $14,061        $14,053
    02/28/1993    $14,283       $14,026        $13,904
    03/31/1993    $14,651       $14,420        $14,299
    04/30/1993    $14,999       $14,779        $14,694
    05/31/1993    $15,062       $14,929        $14,722
    06/30/1993    $14,607       $14,388        $14,176
    07/31/1993    $14,641       $14,329        $13,865
    08/31/1993    $14,665       $14,579        $14,116
    09/30/1993    $14,760       $14,826        $14,327
    10/31/1993    $14,564       $14,641        $14,216
    11/30/1993    $14,500       $14,543        $14,066
    12/31/1993    $14,643       $14,560        $14,139
    01/31/1994    $15,023       $14,681        $14,373
    02/28/1994    $15,322       $14,929        $14,575
    03/31/1994    $15,317       $15,110        $14,828
    04/30/1994    $15,541       $15,273        $15,048
    05/31/1994    $15,621       $15,322        $15,147
    06/30/1994    $16,183       $15,820        $15,541
    07/31/1994    $16,162       $15,850        $15,609
    08/31/1994    $16,274       $15,986        $15,751
    09/30/1994    $16,655       $16,351        $16,085
    10/31/1994    $17,056       $16,730        $16,499
    11/30/1994    $16,658       $16,272        $16,098
    12/31/1994    $16,854       $16,387        $16,231
    01/31/1995    $17,065       $16,663        $16,447
    02/28/1995    $17,545       $17,049        $16,733
    03/31/1995    $18,821       $18,113        $17,461
    04/30/1995    $18,873       $18,166        $17,596
    05/31/1995    $18,683       $18,011        $17,560
    06/30/1995    $18,944       $18,260        $17,803
    07/31/1995    $18,783       $18,329        $18,081
    08/31/1995    $17,660       $17,636        $17,493
    09/30/1995    $18,082       $18,046        $17,911
    10/31/1995    $18,198       $18,107        $18,108
    11/30/1995    $17,853       $17,875        $17,967
    12/31/1995    $17,969       $18,057        $18,145
    01/31/1996    $17,420       $17,583        $17,760
    02/29/1996    $17,678       $17,815        $18,094
    03/31/1996    $17,593       $17,843        $18,161
    04/30/1996    $17,189       $17,579        $17,963
    05/31/1996    $17,083       $17,623        $18,072
    06/30/1996    $17,131       $17,685        $18,179
    07/31/1996    $17,686       $18,106        $18,532
    08/31/1996    $17,621       $18,100        $18,613
    09/30/1996    $17,145       $17,818        $18,409
    10/31/1996    $17,107       $18,003        $18,620
    11/30/1996    $16,887       $17,915        $18,589
    12/31/1996    $16,708       $17,856        $18,553
    01/31/1997    $15,842       $17,179        $17,765
    02/28/1997    $15,551       $16,971        $17,484
    03/31/1997    $15,645       $17,083        $17,622
    04/30/1997    $15,263       $16,745        $17,242
    05/31/1997    $15,836       $17,202        $17,561
    06/30/1997    $15,628       $17,132        $17,474
    07/31/1997    $14,965       $16,659        $16,928
    08/31/1997    $15,086       $16,812        $17,129
    09/30/1997    $15,342       $17,025        $17,398
    10/31/1997    $15,691       $17,386        $17,713
    11/30/1997    $15,245       $17,096        $17,367
    12/31/1997    $14,966       $16,877        $17,086
    01/31/1998    $15,008       $16,849        $17,026
    02/28/1998    $15,156       $16,978        $17,198
    03/31/1998    $14,609       $16,764        $17,012
    04/30/1998    $14,819       $17,048        $17,370
    05/31/1998    $14,733       $16,983        $17,305
    06/30/1998    $14,524       $16,930        $17,231
    07/31/1998    $14,547       $16,940        $17,298
    08/31/1998    $14,853       $17,134        $17,338
    09/30/1998    $15,517       $17,805        $18,115
    10/31/1998    $16,386       $18,284        $18,535
    11/30/1998    $15,805       $18,014        $18,281
    12/31/1998    $16,440       $18,415        $18,585
    01/31/1999    $15,966       $18,205        $18,373
    02/28/1999    $15,554       $17,776        $17,939
    03/31/1999    $15,395       $17,705        $17,867
    04/30/1999    $15,156       $17,643        $17,805
    05/31/1999    $15,013       $17,456        $17,616
    06/30/1999    $14,837       $17,419        $17,579
    07/31/1999    $15,366       $17,936        $18,101
    08/31/1999    $15,254       $17,881        $18,045
    09/30/1999    $15,447       $18,131        $18,298
    10/31/1999    $15,356       $18,040        $18,206



Past performance is not predictive of future results.




ADVISOR CLASS (11/17/89-10/31/99)

The following line graph compares the performance of Franklin Templeton Hard Currency Fund - Advisor Class with that of the Salomon Brothers World Money Market Index/J.P. Morgan 3 Month Global Cash Index and the J.P. Morgan 3 Month Global Cash Index, based on a $10,000 investment from 11/17/89 to 10/31/99.

   FRANKLIN         SALOMON        JP MORGAN
   TEMPLETON        BROTHERS        3 MONTH
     HARD            WORLD        GLOBAL CASH
   CURRENCY          MONEY           INDEX
    FUND-           MARKET
   ADVISOR         INDEX/JP
                   MORGAN 3
                    MONTH
                  GLOBAL CASH
                    INDEX
-------------------------------------------------

   $10,000         $10,000          $10,000
   $10,232         $10,092          $10,111
   $10,760         $10,437          $10,520
   $10,894         $10,625          $10,671
   $10,799         $10,614          $10,692
   $10,738         $10,645          $10,794
   $10,888         $10,813          $10,968
   $11,013         $10,957          $11,104
   $11,229         $11,215          $11,416
   $11,823         $11,747          $11,961
   $12,002         $11,962          $12,147
   $12,252         $12,148          $12,324
   $12,843         $12,572          $12,744
   $12,923         $12,683          $12,851
   $12,932         $12,784          $12,953
   $13,257         $13,025          $13,248
   $13,028         $12,840          $13,118
   $11,920         $12,035          $12,271
   $12,090         $12,168          $12,368
   $11,899         $12,102          $12,321
   $11,605         $11,906          $12,073
   $12,017         $12,225          $12,472
   $12,119         $12,318          $12,591
   $12,723         $12,846          $13,152
   $12,764         $12,914          $13,208
   $13,155         $13,201          $13,525
   $14,003         $13,862          $14,237
   $13,316         $13,474          $13,808
   $13,058         $13,307          $13,716
   $13,021         $13,301          $13,747
   $13,105         $13,403          $13,856
   $13,681         $13,797          $14,256
   $14,372         $14,374          $14,855
   $14,698         $14,739          $15,226
   $15,370         $15,336          $15,814
   $15,643         $15,129          $15,305
   $14,743         $14,331          $14,573
   $14,451         $14,043          $14,033
   $14,317         $13,991          $13,982
   $14,446         $14,061          $14,053
   $14,614         $14,026          $13,904
   $14,991         $14,420          $14,299
   $15,347         $14,779          $14,694
   $15,411         $14,929          $14,722
   $14,946         $14,388          $14,176
   $14,981         $14,329          $13,865
   $15,006         $14,579          $14,116
   $15,103         $14,826          $14,327
   $14,901         $14,641          $14,216
   $14,836         $14,543          $14,066
   $14,982         $14,560          $14,139
   $15,372         $14,681          $14,373
   $15,678         $14,929          $14,575
   $15,672         $15,110          $14,828
   $15,902         $15,273          $15,048
   $15,983         $15,322          $15,147
   $16,559         $15,820          $15,541
   $16,537         $15,850          $15,609
   $16,652         $15,986          $15,751
   $17,041         $16,351          $16,085
   $17,451         $16,730          $16,499
   $17,045         $16,272          $16,098
   $17,245         $16,387          $16,231
   $17,461         $16,663          $16,447
   $17,952         $17,049          $16,733
   $19,258         $18,113          $17,461
   $19,310         $18,166          $17,596
   $19,116         $18,011          $17,560
   $19,384         $18,260          $17,803
   $19,219         $18,329          $18,081
   $18,070         $17,636          $17,493
   $18,502         $18,046          $17,911
   $18,620         $18,107          $18,108
   $18,267         $17,875          $17,967
   $18,386         $18,057          $18,145
   $17,824         $17,583          $17,760
   $18,088         $17,815          $18,094
   $18,001         $17,843          $18,161
   $17,588         $17,579          $17,963
   $17,479         $17,623          $18,072
   $17,528         $17,685          $18,179
   $18,097         $18,106          $18,532
   $18,030         $18,100          $18,613
   $17,543         $17,818          $18,409
   $17,504         $18,003          $18,620
   $17,279         $17,915          $18,589
   $17,095         $17,856          $18,553
   $16,242         $17,179          $17,765
   $15,932         $16,971          $17,484
   $16,046         $17,083          $17,622
   $15,642         $16,745          $17,242
   $16,232         $17,202          $17,561
   $16,037         $17,132          $17,474
   $15,344         $16,659          $16,928
   $15,470         $16,812          $17,129
   $15,735         $17,025          $17,398
   $16,095         $17,386          $17,713
   $15,639         $17,096          $17,367
   $15,356         $16,877          $17,086
   $15,402         $16,849          $17,026
   $15,556         $16,978          $17,198
   $14,998         $16,764          $17,012
   $15,232         $17,048          $17,370
   $15,131         $16,983          $17,305
   $14,534         $16,930          $17,231
   $14,944         $16,940          $17,298
   $15,275         $17,134          $17,338
   $15,987         $17,805          $18,115
   $16,879         $18,284          $18,535
   $16,304         $18,014          $18,281
   $16,964         $18,415          $18,585
   $16,475         $18,205          $18,373
   $16,052         $17,776          $17,939
   $15,872         $17,705          $17,867
   $15,642         $17,643          $17,805
   $15,495         $17,456          $17,616
   $15,292         $17,419          $17,579
   $15,836         $17,936          $18,101
   $15,721         $17,881          $18,045
   $15,939         $18,131          $18,298
   $15,816         $18,040          $18,206


AVERAGE ANNUAL TOTAL RETURN
10/31/99

ADVISOR CLASS**
--------------------------------------------------------------------------------

1-Year                                                           -6.17%

5-Year                                                           -1.94%

Since  Inception (11/17/89)                                      +4.71%


*Since the Salomon Brothers World Money Market Index ceased to exist on December 31, 1998, we created the Salomon Brothers World Money Market Index/J.P. Morgan 3 Month Global Cash Index. This combined index utilizes the Salomon Brothers World Money Market Index from November 17, 1989, to December 31, 1998, along with the J.P. Morgan 3 Month Global Cash Index from January 1, 1999, through October 31, 1999. In the future, we will no longer use the Salomon Brothers World Money Market Index, but intend to use the J.P. Morgan 3 Month Global Cash Index for comparison to the fund's performance. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

**On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to Advisor Class shares.



Past performance is not predictive of future results.



Franklin Templeton Global Trust
Financial Highlights

FRANKLIN TEMPLETON GLOBAL CURRENCY FUND

                                                                                  Year Ended October 31,
                                                    -------------------------------------------------------------------------------
                                                     1999(a)            1998              1997              1996              1995
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year ............      $12.06            $12.10            $12.80            $13.67            $14.14
                                                    -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ........................         .41               .50               .49               .69              1.29
 Net realized and unrealized losses ...........        (.39)             (.07)             (.68)             (.54)             (.49)
                                                    -------------------------------------------------------------------------------
Total from investment operations ..............         .02               .43              (.19)              .15               .80
                                                    -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................        (.16)             (.28)               --              (.71)            (1.27)
 Tax return of capital ........................        (.20)             (.19)             (.51)             (.31)               --
                                                    -------------------------------------------------------------------------------
Total distributions ...........................        (.36)             (.47)             (.51)            (1.02)            (1.27)
                                                    -------------------------------------------------------------------------------
Net asset value, end of year ..................      $11.72            $12.06            $12.10            $12.80            $13.67
                                                    ===============================================================================

Total Return* .................................         .18%             3.71%            (1.46)%            1.27%             6.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............      $27,173           $33,703           $41,795           $50,773           $59,942
Ratios to average net assets:
 Expenses .....................................        1.13%             1.19%             1.10%              .99%              .99%
 Net investment income ........................        3.44%             4.08%             4.01%             4.30%             5.29%
Portfolio turnover rate .......................         .00%              .00%              .00%              .00%            46.05%




*Total return does not reflect sales commissions.
(a) Based on average weighted shares outstanding.



                       See notes to financial statements.



FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999

                                                                                        PRINCIPAL
 FRANKLIN TEMPLETON GLOBAL CURRENCY FUND                                                 AMOUNT*                 VALUE
--------------------------------------------------------------------------------------------------------------------------
 FOREIGN GOVERNMENT SECURITIES - FLOATING RATE TRUST (COST $2,728,124) (CONT.)
 Government of Spain, FRN, 2.653%, 6/29/02 ........................................    2,121,861 EUR          $ 2,230,070
                                                                                                              -----------
 SHORT TERM INVESTMENTS 89.1%
 CORPORATE BOND - FLOATING RATE NOTE (COST $1,050,922) 3.9%
 Deutsche Telekom International Finance NV, FRN, 3.491%, 11/02/00 .................    1,000,000 EUR            1,050,524

 GOVERNMENT SECURITIES 19.2%
 Australia Treasury Bill, 4.72%, 11/25/99 .........................................    3,425,000 AUD            2,174,298
 German Treasury Bill, 3.04%, 4/14/00 .............................................    1,000,000 EUR            1,036,177
 New Zealand Treasury Bill, 5.00%, 3/22/00 ........................................    4,040,000 NZD            2,000,775
                                                                                                              -----------
 TOTAL GOVERNMENT SECURITIES (COST $5,319,290)                                                                  5,211,250
                                                                                                              -----------
 U.S. GOVERNMENT AGENCIES 66.0%
 Fannie Mae, 5.545%, 1/20/00 ......................................................    4,656,000                4,602,717
 Federal Farm Credit Banks, 5.30% to 5.625% with maturities to 2/01/00 ............    2,600,000                2,598,310
 Federal Home Loan Bank, 4.85% to 5.75% with maturities to 8/09/00 ................    3,000,000                2,994,637
 Federal Home Loan Mortgage Corp., 5.20% to 5.64% with maturities to 4/03/00 ......    6,503,000                6,447,457
 Sallie Mae, FRN, 5.796%, 4/20/00 .................................................    1,300,000                1,300,104
                                                                                                              -----------
 TOTAL U.S. GOVERNMENT AGENCIES (COST $17,941,153) ................................                            17,943,225
                                                                                                              -----------
 TOTAL SHORT TERM INVESTMENTS .....................................................                            24,204,999
                                                                                                              -----------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $27,039,489) ................                            26,435,069
                                                                                                              -----------
(a)REPURCHASE AGREEMENTS 8.5%
 Deutsche Morgan Grenfell, 5.23%, 11/01/99 (Maturity Value $1,169,509)
  Collateralized by U.S. Treasury Notes and Bonds .................................    1,169,000                1,169,000
 Paine Webber Group Inc., 5.22%, 11/01/99 (Maturity Value $1,150,500)
  Collateralized by U.S. Treasury Notes and Bonds .................................    1,150,000                1,150,000
                                                                                                              -----------
 TOTAL REPURCHASE AGREEMENTS (COST $2,319,000) ....................................                             2,319,000
                                                                                                              -----------
 TOTAL INVESTMENTS (COST $29,358,489) 105.8% ......................................                            28,754,069
 NET EQUITY IN FORWARD CONTRACTS (.6%) ............................................                              (176,555)
 OTHER ASSETS, LESS LIABILITIES (5.2%) ............................................                            (1,404,856)
                                                                                                              -----------
 TOTAL NET ASSETS 100.0% ..........................................................                           $27,172,658
                                                                                                              ===========

 CURRENCY ABBREVIATIONS:

 AUD  - Australian Dollar
 EUR  - European Unit
 NZD  - New Zealand Dollar

*Securities denominated in U.S. dollars unless otherwise indicated.

(a) At October 31, 1999, all repurchase agreements held by the fund had been entered into on the last business day of the month.

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                                                 CLASS A
                                                   -------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                   -------------------------------------------------------------------
                                                     1999(a)       1998(a)       1997           1996            1995
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year ..........      $ 10.39       $ 10.28       $ 11.64       $  13.09        $  13.95
                                                   -------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................          .30           .30           .37            .57            1.84
 Net realized and unrealized gains (losses) .         (.95)          .12         (1.33)         (1.34)          (1.02)
                                                   -------------------------------------------------------------------
Total from investment operations ............         (.65)          .42          (.96)          (.77)            .82
                                                   -------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
 Net investment income ......................           --          (.25)           --           (.06)          (1.68)
 Tax return of capital ......................         (.22)         (.06)         (.40)          (.62)             --
                                                   -------------------------------------------------------------------
Total distributions .........................         (.22)         (.31)         (.40)          (.68)          (1.68)
                                                   -------------------------------------------------------------------
Net asset value, end of year ................      $  9.52       $ 10.39       $ 10.28       $  11.64        $  13.09
                                                   ===================================================================
Total Return* ...............................        (6.23%)        4.33%        (8.28)%        (5.99)%          6.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $56,381       $68,902       $91,976       $124,666        $132,089
Ratios to average net assets:
 Expenses ...................................         1.09%         1.35%         1.13%          1.10%           1.15%
 Net investment income ......................         3.08%         3.07%         3.53%          4.50%           4.68%
Portfolio turnover rate .....................          .00%        96.41%         2.68%           .00%          15.72%

* Total return does not reflect sales commissions.

(a) Based on average weighted shares outstanding.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights (continued)

FRANKLIN TEMPLETON HARD CURRENCY FUND (CONT.)

                                                               ADVISOR CLASS
                                                          YEAR ENDED OCTOBER 31,
                                                   1999(a)          1998          1997+
                                                   -------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year ..........      $10.41        $10.28        $11.28
                                                   -------------------------------------
Income from investment operations:
 Net investment income ......................         .35           .33           .34
 Net realized and unrealized gains (losses) .        (.99)          .14         (1.00)
                                                   -------------------------------------
Total from investment operations ............        (.64)          .47          (.66)
                                                   -------------------------------------
Less distributions from:
 Net investment income ......................          --          (.28)           --
 Tax return of capital ......................        (.24)         (.06)         (.34)
                                                   -------------------------------------
Total distributions .........................        (.24)         (.34)         (.34)
                                                   -------------------------------------
Net asset value, end of year ................      $ 9.53        $10.41        $10.28
                                                   =====================================
Total Return* ...............................       (6.17%)        4.89%        (5.84)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............      $3,827        $3,343        $  249
Ratios to average net assets:
 Expenses ...................................         .99%         1.01%          .94%**
 Net investment income ......................        3.54%         3.29%         3.67%**
Portfolio turnover rate .....................         .00%        96.41%         2.68%

*Total return is not annualized.

**Annualized.

+For the period January 2, 1997 (effective date) through October 31, 1997.

(a) Based on average weighted shares outstanding.

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999

                                                                                    PRINCIPAL
  FRANKLIN TEMPLETON HARD CURRENCY FUND                                               AMOUNT*                VALUE
---------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 102.3%
  CORPORATE BOND-FLOATING RATE NOTE (COST $3,152,765) 5.2%
  Deutsche Telekom International Finance NV, FRN, 3.491%, 11/02/00 ..............   3,000,000 EUR        $ 3,151,572
                                                                                                         ------------
  GOVERNMENT SECURITIES 6.0%
  German Treasury Bill, 3.04%, 4/14/00 ..........................................   1,000,000 EUR          1,036,177
  New Zealand Treasury Bill, 5.00%, 3/22/00 .....................................   5,250,000 NZD          2,600,017
                                                                                                         ------------
  TOTAL GOVERNMENT SECURITIES (COST $3,692,353) .................................                          3,636,194
                                                                                                         ------------
  U.S. GOVERNMENT AGENCIES 91.1%
  Fannie Mae, 5.545%, 1/20/00 ...................................................  14,654,000             14,486,300
  Federal Farm Credit Banks, 5.30% to 5.625%, with maturities to 2/01/00 ........   5,700,000              5,696,400
  Federal Home Loan Bank, 5.12% to 5.75%, with maturities to 8/09/00 ............  19,100,000             19,050,307
  Federal Home Loan Mortgage Corp., 5.20% to 5.50%, with maturities to 1/27/00 ..  12,500,000             12,404,270
  Sallie Mae, FRN, 5.796%, 4/20/00 ..............................................   3,200,000              3,200,256
                                                                                                         ------------
  TOTAL U.S. GOVERNMENT AGENCIES (COST $54,832,554) .............................                         54,837,533
                                                                                                         ------------
  TOTAL SHORT TERM INVESTMENTS (COST $61,677,672) ...............................                         61,625,299
                                                                                                         ------------
(a)REPURCHASE AGREEMENTS 10.0%
  Deutsche Bank Securities, 5.23%, 11/01/99, (Maturity Value $3,004,309)
   Collateralized by U.S. Treasury Notes and Bonds ..............................   3,003,000              3,003,000
  Paine Webber Inc., 5.22%, 11/01/99, (Maturity Value $3,001,305)
   Collateralized by U.S. Treasury Notes and Bonds ..............................   3,000,000              3,000,000
                                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS (COST $6,003,000) .................................                          6,003,000
                                                                                                         ------------
  TOTAL INVESTMENTS (COST $67,680,672) 112.3% ...................................                         67,628,299
  NET EQUITY IN FORWARD CONTRACTS (1.1%) ........................................                           (688,550)
  OTHER ASSETS, LESS LIABILITIES (11.2%) ........................................                         (6,732,109)
                                                                                                         ------------
  TOTAL NET ASSETS 100.0% .......................................................                        $60,207,640
                                                                                                         ============

CURRENCY ABBREVIATIONS:

EUR  - European Unit
NZD  - New Zealand Dollar

*Securities denominated in U.S. dollars unless otherwise indicated.

(a) At October 31, 1999, all repurchase agreements held by the fund had been entered into on the last business day of the month.

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

                                                                  FRANKLIN             FRANKLIN
                                                              TEMPLETON GLOBAL       TEMPLETON HARD
                                                                CURRENCY FUND        CURRENCY FUND
                                                                -------------        -------------
Assets:
 Investments in securities:
  Cost ................................................          $27,039,489          $61,677,672
                                                                 --------------------------------
  Value ...............................................           26,435,069           61,625,299
 Repurchase agreement, at value and cost ..............            2,319,000            6,003,000
 Cash .................................................                  845                   87
 Receivables:

  Investment securities sold ..........................            1,046,909            3,140,727
  Beneficial shares sold ..............................               10,000                   --
  Interest ............................................               69,860              129,955
 Unrealized gain on forward exchange contracts (Note 6)               17,387              252,466
                                                                 --------------------------------
      Total assets ....................................           29,899,070           71,151,534
                                                                 --------------------------------
Liabilities:
 Payables:
  Investment securities purchased .....................            2,350,921            6,352,765
  Beneficial shares redeemed ..........................              107,436            3,449,735
  To affiliates .......................................               36,609               82,421
  To shareholders .....................................                3,298               36,313
 Unrealized loss on forward exchange contracts (Note 6)              193,942              941,016
 Accrued expenses .....................................               34,206               81,644
                                                                 --------------------------------
      Total liabilities ...............................            2,726,412           10,943,894
                                                                 --------------------------------
Net assets, at value ..................................          $27,172,658          $60,207,640
                                                                 --------------------------------

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (cont.)
OCTOBER 31, 1999

                                                                                     FRANKLIN               FRANKLIN
                                                                                  TEMPLETON GLOBAL       TEMPLETON HARD
                                                                                    CURRENCY FUND         CURRENCY FUND
                                                                                    -------------         -------------
 Net assets consist of:
  Undistributed net investment income .........................................      $  156,654            $  565,457
  Net unrealized depreciation .................................................        (781,022)             (740,923)
  Accumulated net realized loss ...............................................        (345,400)           (1,506,608)
  Beneficial shares ...........................................................      28,142,426            61,889,714
                                                                                    ----------------------------------
Net assets, at value ..........................................................     $27,172,658           $60,207,640
                                                                                    ----------------------------------
CLASS A:
 Net asset value ..............................................................     $27,172,658           $56,380,710
                                                                                    ----------------------------------
 Shares outstanding ...........................................................       2,319,228             5,920,839
                                                                                    ----------------------------------
 Net asset value per share ....................................................          $11.72                 $9.52
                                                                                    ----------------------------------
 Maximum offering price per share (Net asset value per share / 97.75%) ........          $11.99                 $9.74
                                                                                    ----------------------------------
ADVISOR CLASS:
 Net asset value ..............................................................                           $ 3,826,930
                                                                                                          ------------
 Shares outstanding ...........................................................                               401,691
                                                                                                          ------------
 Net asset value and maximum offering price per share .........................                                 $9.53
                                                                                                          ------------

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

                                                                                      FRANKLIN                FRANKLIN
                                                                                   TEMPLETON GLOBAL        TEMPLETON HARD
                                                                                    CURRENCY FUND           CURRENCY FUND
                                                                                    -------------------------------------
Interest Income .........................................................            $ 1,388,380             $ 2,551,474
                                                                                    -------------------------------------
Expenses:
 Management fees (Note 3) ...............................................                197,480                 396,694
 Distribution fees - Class A (Note 3) ...................................                 57,912                  57,315
 Transfer agent fees (Note 3) ...........................................                 39,700                 109,500
 Custodian fees .........................................................                  3,800                     700
 Reports to shareholders ................................................                 12,400                  35,900
 Registration and filing fees ...........................................                 11,800                  26,300
 Professional fees ......................................................                 13,200                  20,800
 Trustees' fees and expenses ............................................                  7,100                  14,500
 Other ..................................................................                    226                     309
                                                                                     ------------------------------------
      Total expenses ....................................................                343,618                 662,018
                                                                                     ------------------------------------
       Net investment income ............................................              1,044,762               1,889,456
                                                                                     ------------------------------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ...........................................................               (352,659)             (3,603,355)
  Foreign currency transactions .........................................               (275,858)             (2,287,870)
                                                                                     ------------------------------------
   Net realized loss ....................................................               (628,517)             (5,891,225)
 Net unrealized appreciation (depreciation) on:
  Investments ...........................................................               (374,909)                635,933
  Translation of assets and liabilities denominated in foreign
    currencies...........................................................                (43,624)             (1,035,968)
                                                                                     ------------------------------------
   Net unrealized depreciation ..........................................               (418,533)               (400,035)
                                                                                     ------------------------------------
Net realized and unrealized loss ........................................             (1,047,050)             (6,291,260)
                                                                                     ------------------------------------
Net decrease in net assets resulting from operations ....................            $    (2,288)            $(4,401,804)
                                                                                     ====================================

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 1999 AND 1998

                                                             FRANKLIN TEMPLETON                   FRANKLIN TEMPLETON
                                                            GLOBAL CURRENCY FUND                   HARD CURRENCY FUND
                                                      ----------------------------------------------------------------------
                                                          1999                1998              1999               1998
                                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................      $  1,044,762       $  1,477,138       $  1,889,456       $  2,269,930
  Net realized gain (loss) from investments and
   foreign currency transactions ...............          (628,517)          (742,669)        (5,891,225)           244,414
  Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign
   currencies ..................................          (418,533)           407,541           (400,035)          (959,090)
                                                      ----------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...............            (2,288)         1,142,010         (4,401,804)         1,555,254
 Distributions to shareholders from:
 Net investment income:
  Class A ......................................          (401,698)          (863,306)                --         (1,877,762)
  Advisor Class ................................                --                 --                 --            (57,064)
 Tax return of capital:
  Class A ......................................          (512,429)          (572,882)        (1,360,702)          (422,559)
  Advisor Class ................................                --                 --            (33,846)           (12,841)
 Beneficial share transactions (Note 2):
  Class A ......................................        (5,614,253)        (7,797,014)        (6,982,082)       (22,281,132)
  Advisor Class ................................                --                 --            740,853          3,115,985
                                                      ----------------------------------------------------------------------
      Net decrease in net assets ...............        (6,530,668)        (8,091,192)       (12,037,581)       (19,980,119)
Net assets:
 Beginning of year .............................        33,703,326         41,794,518         72,245,221         92,225,340
                                                      ----------------------------------------------------------------------
 End of year ...................................      $ 27,172,658       $ 33,703,326       $ 60,207,640       $ 72,245,221
                                                      ----------------------------------------------------------------------
Undistributed net investment income/
 (Distributions in excess of net investment
 income) included in net assets:
  End of year ..................................      $    156,654       $    137,692       $    565,457       $   (347,314)
                                                      ======================================================================

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of two funds (the Funds). The Funds and their investment policies are:

Franklin Templeton Global Currency Fund - The Global Currency Fund seeks to maximize total return, through a combination of interest income and currency gains, by investing in interest-earning money market instruments, at least 65% of which will be denominated in three or more major currencies, including the U.S. dollar.

Franklin Templeton Hard Currency Fund - The Hard Currency Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation, and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign securities they will customarily enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. FORWARD EXCHANGE CONTRACTS:

The Funds may enter into forward exchange contracts to obtain an investment result that is substantially equal to a direct investment in a foreign currency denominated instrument and to hedge against foreign exchange risks. These contracts are valued daily and the Funds' equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Hard Currency Fund offers two classes of shares: Class A and Advisor Class shares. Effective January 1, 1999, Class I shares was renamed Class A. The shares differ by their initial sales load, distribution fees, voting rights affecting a single class and the exchange privilege of each class. The Global Currency Fund offers one class of shares.

At October 31, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                            FRANKLIN TEMPLETON                     FRANKLIN TEMPLETON
                                                           GLOBAL CURRENCY FUND                    HARD CURRENCY FUND
CLASS A SHARES:                                           SHARES           AMOUNT              SHARES            AMOUNT
                                                         ------------------------------------------------------------------
Year ended October 31, 1999
 Shares sold ..................................           306,502       $  3,656,450          3,830,083       $ 37,015,865
 Shares issued on reinvestment of distributions            69,321            815,970            114,866          1,109,814
 Shares redeemed ..............................          (851,652)       (10,086,673)        (4,653,269)       (45,107,761)
                                                         ------------------------------------------------------------------
 Net decrease .................................          (475,829)      $ (5,614,253)          (708,320)      $ (6,982,082)
                                                         ------------------------------------------------------------------

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                             FRANKLIN TEMPLETON                    FRANKLIN TEMPLETON
                                                            GLOBAL CURRENCY FUND                   HARD CURRENCY FUND
CLASS A SHARES: (cont.)                                     SHARES         AMOUNT             SHARES             AMOUNT
                                                         ------------------------------------------------------------------
Year ended October 31, 1998
 Shares sold ........................................       279,185     $  3,284,072         2,210,728       $  21,802,773
 Shares issued on reinvestment of distributions .....       106,675        1,253,805           187,976           1,820,909
 Shares redeemed ....................................    (1,045,274)     (12,334,891)       (4,713,561)        (45,904,814)
                                                         ------------------------------------------------------------------
 Net decrease .......................................      (659,414)    $ (7,797,014)       (2,314,857)      $ (22,281,132)
                                                         ==================================================================
ADVISOR CLASS SHARES:
Year ended October 31, 1999
 Shares sold ........................................                                        1,079,073       $ 10,696,244
 Shares issued on reinvestment of distributions .....                                            3,351             31,952
 Shares redeemed ....................................                                       (1,001,828)        (9,987,343)
                                                                                            -------------------------------
 Net increase. ......................................                                           80,596       $    740,853
                                                                                            ===============================
Year ended October 31, 1998
 Shares sold ........................................                                        1,414,038       $ 13,878,770
 Shares issued on reinvestment of distributions .....                                            7,092             69,905
 Shares redeemed ....................................                                       (1,124,297)       (10,832,690)
                                                                                            -------------------------------
 Net increase. ......................................                                          296,833       $  3,115,985
                                                                                            ===============================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter and transfer agent, respectively.

Global Currency Fund and Hard Currency Fund pay an investment management fee to Advisers of 0.65% per year of the average daily net assets of each Fund. Under a subadvisory agreement, Templeton Investment Counsel, Inc., a wholly owned subsidiary of Franklin Resources, Inc., provides subadvisory services to the Funds and receives from Advisers fees of 0.25% per year based on the aggregate average daily net assets of each Fund.

The Global Currency Fund reimburses Distributors up to 0.45% per year of the Funds average daily net assets for costs incurred in marketing the Funds shares. The Hard Currency Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets of Class A shares for costs incurred in marketing the Fund's Class A shares.

Distributors received net commissions on sales of Fund shares, and paid commissions to other dealers for the year ended October 31, 1999 as follows:

                                                FRANKLIN             FRANKLIN
                                                TEMPLETON           TEMPLETON
                                                 GLOBAL                HARD
                                              CURRENCY FUND       CURRENCY FUND
                                              -------------       -------------
Total commissions received ...........           $ 5,465              $32,175

Paid to other dealers ................           $ 4,795              $36,088

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (continued)

4. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At October 31, 1999, the Funds had tax basis capital losses which may be carried over to offset future capital gains as follows:

                                                      FRANKLIN            FRANKLIN
                                                      TEMPLETON           TEMPLETON
                                                       GLOBAL                HARD
                                                    CURRENCY FUND       CURRENCY FUND
                                                    -------------       -------------
         Capital loss carryovers expiring in:
           2001 ................................      $   35,182         $  184,573
           2002 ................................              --                271
           2003 ................................         173,253            112,254
           2004 ................................          77,143          1,047,201
           2005 ................................          54,060            162,309
           2006 ................................           1,347                 --
           2007 ................................           4,415                 --
                                                      -----------------------------
                                                      $  345,400         $1,506,608
                                                      =============================

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At October 31, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes were as follows:

                                                  FRANKLIN               FRANKLIN
                                                  TEMPLETON             TEMPLETON
                                                   GLOBAL                  HARD
                                                CURRENCY FUND         CURRENCY FUND
                                                -------------         -------------
         Unrealized appreciation ............     $   7,981             $ 21,230
         Unrealized depreciation ............      (612,401)             (73,603)
                                                  -------------------------------
         Net unrealized depreciation ........     $(604,420)            $(52,373)
                                                  ===============================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 1999 were as follows:

                                            FRANKLIN                       FRANKLIN
                                            TEMPLETON                      TEMPLETON
                                             GLOBAL                          HARD
                                          CURRENCY FUND                 CURRENCY FUND
                                          -------------                 -------------
         Purchases ..................       $1,026,857                    $       --
         Sales ......................       $       --                    $3,329,176

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (continued)

6. OFF-BALANCE SHEET RISK

The Funds have been parties to financial instruments with off-balance-sheet risk, primarily forward exchange contracts in order to obtain investment results that are substantially equal to direct investments in foreign currency denominated instruments and to minimize the impact on the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Funds' net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of October 31, 1999, the Global Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                     IN             SETTLEMENT       UNREALIZED
                                                                                 EXCHANGE FOR          DATE          GAIN/(LOSS)
                                                                                 ------------          ----          -----------
CONTRACTS TO BUY:
286,295,000           Japanese Yen ..........................................   U.S. $2,729,999       11/08/99      U.S. $ 17,387
                                                                                     ==========                          --------
                      Unrealized gain on forward exchange contracts                                                        17,387
                                                                                                                         --------
CONTRACTS TO BUY:
  4,200,000           Danish Krone ..........................................         $ 605,973       11/08/99            (11,705)
  1,900,000           European Unit .........................................         2,035,869       11/08/99            (37,475)
 12,000,000           Swedish Krona .........................................         1,466,993       11/22/99             (8,196)
    500,000           British Pound Sterling ................................           829,195       11/26/99             (8,718)
  4,130,000           European Unit .........................................         4,471,035       11/26/99           (121,667)
    500,000           New Zealand Dollar ....................................           259,475       11/29/99             (6,181)
                                                                                ---------------                     --------------
                                                                                U.S. $9,668,540                          (193,942)
                                                                                     ==========                     --------------
                      Unrealized loss on forward exchange contracts .........                                            (193,942)
                                                                                                                    --------------
                        Net unrealized loss on forward exchange
                          contracts .........................................                                       U.S.$(176,555)
                                                                                                                        ==========

As of October 31, 1999, the Hard Currency Fund had the following forward foreign currency contracts outstanding:

                                                                            IN               SETTLEMENT       UNREALIZED
                                                                       EXCHANGE FOR             DATE          GAIN/(LOSS)
                                                                       ------------             ----          -----------
CONTRACTS TO BUY:
942,000,000         Japanese Yen ..................................   U.S. $ 8,845,070        11/08/99       U.S. $194,687
917,088,000         Japanese Yen ..................................          8,744,999        11/08/99              55,695
                                                                           -----------                              ------
                                                                      U.S. $17,590,069                             250,382
                                                                           ===========                             -------
                    Net unrealized gain on offsetting forward
                      contracts ...................................                                                  2,084
                                                                                                                     -----
                     Unrealized gain on forward exchange
                       contracts ..................................                                                252,466
                                                                                                                   -------

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (continued)

6. OFF-BALANCE SHEET RISK (cont.)

                                                                                    IN            SETTLEMENT       UNREALIZED
                                                                               EXCHANGE FOR          DATE          GAIN/(LOSS)
                                                                               ------------          ----          -----------
CONTRACTS TO BUY:
  5,814,000           Swiss Franc .....................................         $ 3,916,312        11/08/99         $ (96,162)
  4,260,000           European Unit ...................................           4,564,633        11/08/99           (84,022)
 10,500,000           Swiss Franc .....................................           7,142,857        11/18/99          (235,689)
  7,810,000           European Unit ...................................           8,454,911        11/26/99          (230,078)
  9,400,000           New Zealand Dollar ..............................           4,878,130        11/29/99          (116,210)
 16,016,000           Swiss Franc .....................................          10,604,305        11/30/99           (53,678)
                                                                                -----------                         ----------
                                                                           U.S. $39,561,148                          (815,839)
                                                                                ===========                         ----------
                      Net unrealized loss on offsetting forward
                        contracts .....................................                                              (125,177)
                                                                                                                     ---------
                       Unrealized loss on forward exchange

                         contracts ....................................                                              (941,016)
                                                                                                                     ---------
                         Net unrealized loss on forward exchange
                           contracts ..................................                                         U.S.$(688,550)
                                                                                                                    ==========

FRANKLIN TEMPLETON GLOBAL TRUST
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF FRANKLIN TEMPLETON GLOBAL TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Franklin Templeton Global Trust (hereafter referred to as the "Funds") at October 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with custodians and brokers, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
November 23, 1999